Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 5. Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2022
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(349,225)	74,588
Transportation equipment	326,788	(279,714)	47,074
Leasehold improvements	29,390	(28,472)	918
Mineral property	350,000	–	350,000
	$2,732,124	$(657,411)	$2,074,713

		Accumulated
	Cost	Depreciation	Net
December 31, 2021
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(322,389)	101,424
Transportation equipment	326,788	(230,695)	96,093
Leasehold improvements	29,390	(25,362)	4,028
Mineral property	350,000	–	350,000
	$2,732,124	$(578,446)	$2,153,678

Machinery and equipment consists of a semi-autogenous grinding (SAG) mill shell and minor infrastructure equipment originally intended for use on the Brisas Project. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the nine months ended September 30, 2022 and 2021. During 2021 we sold certain equipment and recorded a gain on sale of $118,559.